Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment.
Summary of property, plant and equipment

	2022			2023
	Land and buildings £m	Fixtures and equipment £m	Total £m	Land and buildings £m	Fixtures and equipment £m	Total £m
Cost
At start of year	167	516	683	166	452	618
Acquisitions	1	-	1	-	1	1
Capital expenditure	3	33	36	5	25	30
Disposals	(19)	(140)	(159)	(30)	(88)	(118)
Exchange translation differences	14	43	57	(7)	(17)	(24)
At end of year	166	452	618	134	373	507

Accumulated depreciation
At start of year	111	441	552	115	377	492
Charge for the year	6	41	47	5	38	43
Disposals	(12)	(142)	(154)	(23)	(85)	(108)
Exchange translation differences	10	37	47	(5)	(14)	(19)
At end of year	115	377	492	92	316	408

Net book amount	51	75	126	42	57	99